Lease (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating Lease, Right-of-Use Asset, Periodic Reduction		$ 93,081
General and Administrative Expense [Member]
Operating lease expense	$ 41,728	$ 95,456